[GRAPHIC OMITTED]



                         Semi-Annual Report as of September 30, 2002 (Unaudited)



                                                      SEI ASSET ALLOCATION TRUST



                                            Diversified Conservative Income Fund

                                                   Diversified Conservative Fund

                                         Diversified Global Moderate Growth Fund

                                                Diversified Moderate Growth Fund

                                                  Diversified Global Growth Fund

                                                   Diversified Global Stock Fund

                                                     Diversified U.S. Stock Fund

TABLE OF CONTENTS



--------------------------------------------------------------

Statements of Net Assets                                   1
--------------------------------------------------------------
Statements of Operations                                   8
--------------------------------------------------------------
Statements of Changes in Net Assets                       10
--------------------------------------------------------------
Financial Highlights                                      12
--------------------------------------------------------------
Notes to Financial Statements                             15
--------------------------------------------------------------

STATEMENT OF NET ASSETS (UNAUDITED)



DIVERSIFIED CONSERVATIVE INCOME FUND

September 30, 2002

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------

EQUITY FUNDS -- 24.0%
   SEI Institutional Managed Trust
     Large Cap Growth Fund           490,269         $ 6,359
   SEI Institutional Managed Trust
     Large Cap Value Fund            459,668           6,408
   SEI Institutional Managed Trust
     Small Cap Growth Fund            68,257             657
   SEI Institutional Managed Trust
     Small Cap Value Fund             47,494             664
                                                     -------
Total Equity Funds
   (Cost $20,866)                                     14,088
                                                     -------

FIXED INCOME FUND -- 56.6%
   SEI Institutional Managed Trust
     Core Fixed Income Fund        3,107,169          33,153
                                                     -------
Total Fixed Income Fund
   (Cost $32,032)                                     33,153
                                                     -------

MONEY MARKET FUND -- 20.4%
   SEI Liquid Asset Trust Prime
     Obligation Fund              11,972,552          11,973
                                                     -------
Total Money Market Fund
   (Cost $11,973)                                     11,973
                                                     -------

Total Investments -- 101.0%
   (Cost $64,871)                                     59,214
                                                     -------


--------------------------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (1.0%)
   Receivable from Manager                           $     2
   Investment Advisory Fees Payable                       (5)
   Distribution & Shareholder Servicing
     Fees Payable                                        (10)
   Other Assets and Liabilities                         (595)
                                                     -------
Total Other Assets & Liabilities, Net                   (608)
                                                     -------

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 4,594,154 outstanding shares
   of beneficial interest                             51,395
Paid-in-Capital -- Class D
   (unlimited authorization -- no par value)
   based on 1,162,925 outstanding shares
   of beneficial interest                             13,105
Paid-in-Capital -- Class I
   (unlimited authorization -- no par value)
   based on 15,208 outstanding shares
   of beneficial interest                                156
Undistributed net investment income                      379
Accumulated net realized loss on investments            (772)
Net unrealized depreciation on investments            (5,657)
                                                     -------
Total Net Assets -- 100.0%                           $58,606
                                                     =======

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                         $10.17
                                                     =======

Net Asset Value, Offering and Redemption
   Price Per Share -- Class D                         $10.09
                                                     =======

Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                         $10.16
                                                     =======


The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2002           1

STATEMENT OF NET ASSETS (UNAUDITED)



DIVERSIFIED CONSERVATIVE FUND

September 30, 2002


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 36.4%
   SEI Institutional International Trust
     International Equity Fund       623,687         $ 4,322
   SEI Institutional Managed Trust
     Large Cap Growth Fund           576,443           7,476
   SEI Institutional Managed Trust
     Large Cap Value Fund            539,144           7,516
   SEI Institutional Managed Trust
     Small Cap Growth Fund            93,638             901
   SEI Institutional Managed Trust
     Small Cap Value Fund             12,021             168
                                                     -------
Total Equity Funds
   (Cost $31,395)                                     20,383
                                                     -------

FIXED INCOME FUNDS -- 57.1%
   SEI Institutional International
     Trust International Fixed
     Income Fund                     737,629           8,114
   SEI Institutional Managed Trust
     Core Fixed Income Fund        2,232,669          23,823
                                                     -------
Total Fixed Income Funds
   (Cost $31,396)                                     31,937
                                                     -------

MONEY MARKET FUND -- 7.3%
   SEI Liquid Asset Trust Prime
     Obligation Fund               4,095,934           4,096
                                                     -------
Total Money Market Fund
   (Cost $4,096)                                       4,096
                                                     -------
Total Investments -- 100.8%
   (Cost $66,887)                                     56,416
                                                     -------

--------------------------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.8)%
   Receivable from Manager                           $     2
   Investment Advisory Fees Payable                       (5)
   Distribution & Shareholder Servicing
     Fees Payable                                         (9)
   Other Assets and Liabilities                         (435)
                                                     -------
Total Other Assets & Liabilities, Net                   (447)
                                                     -------

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 4,987,333 outstanding shares
   of beneficial interest                             53,095
Paid-in-Capital -- Class D
   (unlimited authorization -- no par value)
   based on 1,055,632 outstanding shares
   of beneficial interest                             12,294
Paid-in-Capital -- Class I
   (unlimited authorization -- no par value)
   based on 196,998 outstanding shares
   of beneficial interest                              1,870
Undistributed net investment income                      242
Accumulated net realized loss on investments          (1,061)
Net unrealized depreciation on investments           (10,471)
                                                     -------
Total Net Assets -- 100.0%                           $55,969
                                                     =======

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                          $8.98
                                                     =======

Net Asset Value, Offering and Redemption
   Price Per Share -- Class D                          $8.94
                                                     =======

Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                          $8.97
                                                     =======


The accompanying notes are an integral part of the financial statements.








--------------------------------------------------------------------------------
2           SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2002

DIVERSIFIED GLOBAL MODERATE GROWTH FUND

September 30, 2002

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 59.7%
   SEI Institutional International
     Trust Emerging Markets
     Equity Fund                   1,096,334        $  7,159
   SEI Institutional International
     Trust International
     Equity Fund                   2,043,278          14,160
   SEI Institutional Managed
     Trust Large Cap Growth Fund   1,732,390          22,469
   SEI Institutional Managed
     Trust Large Cap Value Fund    1,624,465          22,645
   SEI Institutional Managed
     Trust Small Cap Growth Fund     264,584           2,545
   SEI Institutional Managed
     Trust Small Cap Value Fund      182,068           2,547
                                                    --------
Total Equity Funds
   (Cost $109,683)                                    71,525
                                                    --------

FIXED INCOME FUNDS -- 39.5%
   SEI Institutional International
     Trust Emerging Markets
     Debt Fund                       584,343           4,745
   SEI Institutional International
     Trust International Fixed
     Income Fund                     653,817           7,192
   SEI Institutional Managed Trust
     Core Fixed Income Fund        2,879,566          30,725
   SEI Institutional Managed Trust
     High Yield Bond Fund            620,266           4,714
                                                    --------
Total Fixed Income Funds
   (Cost $48,080)                                     47,376
                                                    --------

MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust Prime
     Obligation Fund               1,211,948           1,212
                                                    --------
Total Money Market Fund
   (Cost $1,212)                                       1,212
                                                    --------
Total Investments -- 100.2%
   (Cost $158,975)                                   120,113
                                                    --------





--------------------------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.2)%
   Receivable from Manager                          $      6
   Investment Advisory Fees Payable                      (10)
   Distribution & Shareholder Servicing
     Fees Payable                                         (4)
   Other Assets and Liabilities                         (271)
                                                    --------
Total Other Assets & Liabilities, Net                   (279)


NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 13,109,807 outstanding shares
   of beneficial interest                            152,711
Paid-in-Capital -- Class D
   (unlimited authorization -- no par value)
   based on 532,299 outstanding shares
   of beneficial interest                              6,666
Paid-in-Capital -- Class I
   (unlimited authorization -- no par value)
   based on 48,179 outstanding shares
   of beneficial interest                                449
Undistributed net investment income                      442
Accumulated net realized loss on investments          (1,572)
Net unrealized depreciation on investments           (38,862)
                                                    --------
Total Net Assets -- 100.0%                          $119,834
                                                    ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                          $8.76
                                                    ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class D                          $8.67
                                                    ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                          $8.75
                                                    ========


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2002           3

STATEMENT OF NET ASSETS (UNAUDITED)



DIVERSIFIED MODERATE GROWTH FUND

September 30, 2002

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 59.3%
   SEI Institutional International
     Trust International
     Equity Fund                   2,803,800        $ 19,430
   SEI Institutional Managed
     Trust Large Cap Growth Fund   2,700,855          35,030
   SEI Institutional Managed
     Trust Large Cap Value Fund    2,501,979          34,878
   SEI Institutional Managed
     Trust Small Cap Growth Fund     378,058           3,637
   SEI Institutional Managed
     Trust Small Cap Value Fund      260,083           3,638
                                                    --------
Total Equity Funds
   (Cost $151,098)                                    96,613
                                                    --------

FIXED INCOME FUNDS -- 40.3%
   SEI Institutional International
     Trust International Fixed
     Income Fund                   1,525,069          16,776
   SEI Institutional Managed
     Trust Core Fixed Income Fund  4,591,898          48,996
                                                    --------
Total Fixed Income Funds
   (Cost $63,015)                                     65,772
                                                    --------

MONEY MARKET FUND -- 1.2%
   SEI Liquid Asset Trust Prime
     Obligation Fund               1,899,247           1,899
                                                    --------
Total Money Market Fund
   (Cost $1,899)                                       1,899
                                                    --------
Total Investments -- 100.8%
   (Cost $216,012)                                   164,284
                                                    --------



--------------------------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.8)%
   Receivable from Manager                          $      8
   Investment Advisory Fees Payable                      (14)
   Distribution & Shareholder Servicing
     Fees Payable                                        (21)
   Other Assets and Liabilities                       (1,217)
                                                    --------
Total Other Assets & Liabilities, Net                 (1,244)
                                                    --------

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 14,501,833 outstanding shares
   of beneficial interest                            198,580
Paid-in-Capital -- Class D
   (unlimited authorization -- no par value)
   based on 2,331,802 outstanding shares
   of beneficial interest                             31,122
Paid-in-Capital -- Class I
   (unlimited authorization -- no par value)
   based on 212,088 outstanding shares
   of beneficial interest                              2,169
Undistributed net investment income                      492
Accumulated net realized loss on investments         (17,595)
Net unrealized depreciation on investments           (51,728)
                                                    --------
Total Net Assets -- 100.0%                          $163,040
                                                    ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                          $9.57
                                                    ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class D                          $9.52
                                                    ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                          $9.57
                                                    ========


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
4           SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2002

DIVERSIFIED GLOBAL GROWTH FUND

September 30, 2002

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 79.8%
   SEI Institutional International
     Trust Emerging Markets
     Equity Fund                   1,619,167        $ 10,573
   SEI Institutional International
     Trust International
     Equity Fund                   3,012,302          20,875
   SEI Institutional Managed
     Trust Large Cap Growth Fund   2,553,223          33,116
   SEI Institutional Managed
     Trust Large Cap Value Fund    2,393,952          33,372
   SEI Institutional Managed
     Trust Small Cap Growth Fund     376,741           3,624
   SEI Institutional Managed
     Trust Small Cap Value Fund      261,528           3,659
                                                    --------
Total Equity Funds
   (Cost $169,185)                                   105,219
                                                    --------

FIXED INCOME FUNDS -- 19.4%
   SEI Institutional International
     Trust Emerging Markets
     Debt Fund                       312,078           2,534
   SEI Institutional International
     Trust International Fixed
     Income Fund                     354,456           3,899
   SEI Institutional Managed
     Trust Core Fixed Income Fund  1,551,770          16,557
   SEI Institutional Managed
     Trust High Yield Bond Fund      337,486           2,565
                                                    --------
Total Fixed Income Funds
   (Cost $25,871)                                     25,555
                                                    --------

MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust Prime
     Obligation Fund               1,367,309           1,367
                                                    --------
Total Money Market Fund
   (Cost $1,367)                                       1,367
                                                    --------
Total Investments -- 100.2%
   (Cost $196,423)                                   132,141
                                                    --------



--------------------------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.2)%
   Receivable from Manager                          $      8
   Investment Advisory Fees Payable                      (11)
   Distribution & Shareholder Servicing
     Fees Payable                                        (14)
   Other Assets and Liabilities                         (199)
                                                    --------
Total Other Assets & Liabilities, Net                   (216)
                                                    --------

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 13,271,909 outstanding shares
   of beneficial interest                            175,324
Paid-in-Capital -- Class D
   (unlimited authorization -- no par value)
   based on 1,850,911 outstanding shares
   of beneficial interest                             24,281
Paid-in-Capital -- Class I
   (unlimited authorization -- no par value)
   based on 105,055 outstanding shares
   of beneficial interest                                981
Undistributed net investment income                      180
Accumulated net realized loss on investments          (4,559)
Net unrealized depreciation on investments           (64,282)
                                                    --------
Total Net Assets -- 100.0%                          $131,925
                                                    ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                          $8.67
                                                    ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class D                          $8.61
                                                    ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                          $8.67
                                                    ========


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2002           5

STATEMENT OF NET ASSETS (UNAUDITED)



DIVERSIFIED GLOBAL STOCK FUND

September 30, 2002

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 101.5%
   SEI Institutional International
     Trust Emerging Markets
     Equity Fund                   1,395,390         $ 9,112
   SEI Institutional International
     Trust International
     Equity Fund                   2,599,165          18,012
   SEI Institutional Managed
     Trust Large Cap Growth Fund   2,203,485          28,579
   SEI Institutional Managed
     Trust Large Cap Value Fund    2,068,346          28,833
   SEI Institutional Managed
     Trust Small Cap Growth Fund     337,493           3,247
   SEI Institutional Managed
     Trust Small Cap Value Fund      232,252           3,249
                                                     -------
Total Equity Funds
   (Cost $156,347)                                    91,032
                                                     -------

MONEY MARKET FUND -- 1.1%
   SEI Liquid Asset Trust Prime
     Obligation Fund                 936,793             937
                                                     -------
Total Money Market Fund
   (Cost $937)                                           937
                                                     -------
Total Investments -- 102.6%
   (Cost $157,284)                                    91,969
                                                     -------



--------------------------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (2.6)%
   Receivable from Manager                           $     6
   Investment Advisory Fees Payable                       (8)
   Distribution & Shareholder Servicing
     Fees Payable                                         (7)
   Other Assets and Liabilities                       (2,291)
                                                     -------
Total Other Assets & Liabilities, Net                 (2,300)
                                                     -------

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 11,269,482 outstanding shares
   of beneficial interest                            149,160
Paid-in-Capital -- Class D
   (unlimited authorization -- no par value)
   based on 777,388 outstanding shares
   of beneficial interest                             11,715
Paid-in-Capital -- Class I
   (unlimited authorization -- no par value)
   based on 17,912 outstanding shares
   of beneficial interest                                147
Distributions in excess of net investment income         (51)
Accumulated net realized loss on investments          (5,987)
Net unrealized depreciation on investments           (65,315)
                                                     -------
Total Net Assets -- 100.0%                           $89,669
                                                     =======

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                          $7.45
                                                     =======

Net Asset Value, Offering and Redemption
   Price Per Share -- Class D                          $7.14
                                                     =======

Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                          $7.45
                                                     =======


The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
6           SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2002

DIVERSIFIED U.S. STOCK FUND

September 30, 2002

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 99.2%
   SEI Institutional Managed
     Trust Large Cap Growth Fund   3,401,434         $44,117
   SEI Institutional Managed
     Trust Large Cap Value Fund    3,154,401          43,972
   SEI Institutional Managed
     Trust Small Cap Growth Fund     517,388           4,977
   SEI Institutional Managed Trust
     Small Cap Value Fund            355,441           4,973
                                                     -------
Total Equity Funds
   (Cost $160,284)                                    98,039
                                                     -------

MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust Prime
     Obligation Fund               1,030,575           1,031
                                                     -------
Total Money Market Fund
   (Cost $1,031)                                       1,031
                                                     -------
Total Investments -- 100.2%
   (Cost $161,315)                                    99,070
                                                     -------







--------------------------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.2)%
   Receivable from Manager                           $     6
   Investment Advisory Fees Payable                       (9)
   Distribution & Shareholder Servicing
     Fees Payable                                        (18)
   Other Assets and Liabilities                         (185)
                                                     -------
Total Other Assets & Liabilities, Net                   (206)
                                                     -------

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 8,606,867 outstanding shares
   of beneficial interest                            132,555
Paid-in-Capital -- Class D
   (unlimited authorization -- no par value)
   based on 2,230,757 outstanding shares
   of beneficial interest                             34,079
Paid-in-Capital -- Class I
   (unlimited authorization -- no par value)
   based on 6,693 outstanding shares
   of beneficial interest                                 67
Distributions in excess of net investment income         (87)
Accumulated net realized loss on investments          (5,505)
Net unrealized depreciation on investments           (62,245)
                                                     -------
Total Net Assets -- 100.0%                           $98,864
                                                     =======

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                          $9.20
                                                     =======

Net Asset Value, Offering and Redemption
   Price Per Share -- Class D                          $8.79
                                                     =======

Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                          $9.20
                                                     =======


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2002           7

STATEMENTS OF OPERATIONS ($ Thousands)


For the six months ended September 30, 2002 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                   DIVERSIFIED                    DIVERSIFIED   DIVERSIFIED  DIVERSIFIED  DIVERSIFIED
                                  CONSERVATIVE   DIVERSIFIED           GLOBAL      MODERATE       GLOBAL       GLOBAL  DIVERSIFIED
                                        INCOME  CONSERVATIVE  MODERATE GROWTH        GROWTH       GROWTH        STOCK   U.S. STOCK
                                          FUND          FUND             FUND          FUND         FUND         FUND         FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from
     Affiliated Funds                  $   930       $   673         $  1,252      $  1,588     $    848     $    234     $    367
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Management Fees                          60            56              136           182          152          112          120
   Investment Advisory Fees                 30            28               68            91           76           56           60
   Distribution & Shareholder
     Servicing Fees -- Class D shares       62            52               26           134           95           36          126
   Distribution & Shareholder
     Servicing Fees -- Class I shares       --             1               --             1           --           --           --
   Custodian/Wire Agent Fees                 5             5               11            19           14           10           11
   Professional Fees                         5             5               12            19           14           10           10
   Registration Fees                         5             6               11            22           15           11           13
   Printing Fees                            --             3                6             9            7            5            6
   Trustee Fees                              1             1                3             5            4            3            3
   Other Expenses                           --            --                1             1            1           --            1
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                          168           157              274           483          378          243          350
------------------------------------------------------------------------------------------------------------------------------------
   Less: Management Fees Waived            (60)          (56)            (136)         (182)        (152)        (112)        (120)
         Reimbursement from Manager        (10)          (14)             (30)          (57)         (40)         (28)         (32)
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                             98            87              108           244          186          103          198
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                      832           586            1,144         1,344          662          131          169
------------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain on
     Investments Sold                      422           929            1,548         1,520        1,669          160          387
   Net Change in Unrealized
      Depreciation on Investments       (3,741)       (5,233)         (23,991)      (29,701)     (37,412)     (33,506)     (39,893)
------------------------------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Loss
     on Investments                     (3,319)       (4,304)         (22,443)      (28,181)     (35,743)     (33,346)     (39,506)
------------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                     $(2,487)      $(3,718)        $(21,299)     $(26,837)    $(35,081)    $(33,215)    $(39,337)
------------------------------------------------------------------------------------------------------------------------------------
Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
8-9         SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2002

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)


For the six months ended September 30, 2002 (unless otherwise indicated) (Unaudited) and the year ended March 31, 2002

-------------------------------------------------------------------------------------------------------------------------------
                                               DIVERSIFIED                DIVERSIFIED                DIVERSIFIED GLOBAL
                                           CONSERVATIVE INCOME            CONSERVATIVE                 MODERATE GROWTH
                                                 FUND (2)                   FUND (2)                      FUND (2)
-------------------------------------------------------------------------------------------------------------------------------
                                           4/01/02-      4/01/01-      4/01/02-      4/01/01-      4/01/02-      4/01/01-
                                            9/30/02       3/31/02       9/30/02       3/31/02       9/30/02       3/31/02
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                    $   832      $ 1,759        $   586      $ 1,405       $  1,144      $  2,999
   Capital Gain Distributions Received
     from Affiliated Funds                       --          588             --          554             --         1,243
   Net Realized Gain (Loss)
     from Investment Transactions               422         (681)           929       (1,667)         1,548        (1,576)
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments           (3,741)        (265)        (5,233)         145        (23,991)          358
-------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations               (2,487)       1,401         (3,718)         437        (21,299)        3,024
-------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS DISTRIBUTED FROM:
   Net Investment Income:
     Class A                                   (712)      (1,506)          (562)      (1,231)        (1,234)       (2,811)
     Class D                                   (125)        (322)           (69)        (265)           (15)         (109)
     Class I                                     --           --             --           --             (1)           --
   Net Realized Gains:
     Class A                                     --         (564)            --       (1,453)            --        (2,002)
     Class D                                     --         (171)            --         (502)            --          (141)
     Class I                                     --           --             --           --             --            --
-------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                         (837)      (2,563)          (631)      (3,451)        (1,250)       (5,063)
-------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   CLASS A:
     Proceeds from Shares Issued              9,430       33,384          9,600       22,797         47,091        94,041
     Reinvestment of Distributions              685        1,961            557        2,653          1,228         4,778
     Cost of Shares Redeemed                 (7,988)     (22,942)        (9,557)     (20,951)       (54,315)      (48,523)
-------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                2,127       12,403            600        4,499         (5,996)       50,296
-------------------------------------------------------------------------------------------------------------------------------
   CLASS D:
     Proceeds from Shares Issued              1,764        5,115          1,447        3,447          1,755         2,645
     Reinvestment of Distributions              116          474             65          741             14           237
     Cost of Shares Redeemed                 (1,549)      (5,347)        (2,476)      (9,619)        (3,297)       (4,934)
-------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class D Transactions                  331          242           (964)      (5,431)        (1,528)       (2,052)
-------------------------------------------------------------------------------------------------------------------------------
   CLASS I:
     Proceeds from Shares Issued                162           --          2,885           --            470            --
     Reinvestment of Distributions               --           --             --           --              1            --
     Cost of Shares Redeemed                     (6)          --         (1,015)          --            (22)           --
-------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class I Transactions                  156           --          1,870           --            449            --
-------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions          2,614       12,645          1,506         (932)        (7,075)       48,244
-------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets       (710)      11,483         (2,843)      (3,946)       (29,624)       46,205
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                       59,316       47,833         58,812       62,758        149,458       103,253
-------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                            $58,606      $59,316        $55,969      $58,812       $119,834      $149,458
-------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                  DIVERSIFIED                     DIVERSIFIED                    DIVERSIFIED
                                                MODERATE GROWTH                  GLOBAL GROWTH                  GLOBAL STOCK
                                                   FUND (2)                        FUND (3)                       FUND (3)
------------------------------------------------------------------------------------------------------------------------------------
                                            4/01/02-      4/01/01-          4/01/02-       4/01/01-        4/01/02-        4/01/01-
                                             9/30/02       3/31/02           9/30/02        3/31/02         9/30/02         3/31/02
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                    $  1,344       $  4,102         $    662       $  2,103        $    131        $    350
   Capital Gain Distributions Received
     from Affiliated Funds                        --          2,272               --          1,301              --             788
   Net Realized Gain (Loss)
     from Investment Transactions              1,520        (19,124)           1,669         (6,099)            160          (4,734)
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments           (29,701)        13,294          (37,412)         3,249         (33,506)          3,226
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations               (26,837)           544          (35,081)           554         (33,215)           (370)
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS DISTRIBUTED FROM:
   Net Investment Income:
     Class A                                  (1,343)        (4,347)            (710)        (2,123)           (182)           (351)
     Class D                                     (88)          (301)              --            (84)             --              --
     Class I                                      --             --               --             --              --              --
   Net Realized Gains:
     Class A                                      --         (7,291)              --         (5,614)             --          (3,960)
     Class D                                      --         (1,114)              --         (1,001)             --            (393)
     Class I                                      --             --               --             --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                        (1,431)       (13,053)            (710)        (8,822)           (182)         (4,704)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   CLASS A:
     Proceeds from Shares Issued              21,979         58,209           45,756         71,207          72,090          66,229
     Reinvestment of Distributions             1,320         10,352              702          7,672             179           4,255
     Cost of Shares Redeemed                 (25,949)      (118,966)         (48,277)       (69,256)        (72,837)        (54,694)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                (2,650)       (50,405)          (1,819)         9,623            (568)         15,790
------------------------------------------------------------------------------------------------------------------------------------
   CLASS D:
     Proceeds from Shares Issued               3,521          8,755            1,971          6,425           1,285           5,067
     Reinvestment of Distributions                83          1,336               --          1,053              --             373
     Cost of Shares Redeemed                  (7,298)       (15,151)          (3,256)       (12,064)         (1,475)         (8,053)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class D Transactions                (3,694)        (5,060)          (1,285)        (4,586)           (190)         (2,613)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I:
     Proceeds from Shares Issued               2,259             --            1,143             --             168              --
     Reinvestment of Distributions                --             --               --             --              --              --
     Cost of Shares Redeemed                     (90)            --             (162)            --             (21)             --
------------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class I Transactions                 2,169             --              981             --             147              --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions          (4,175)       (55,465)          (2,123)         5,037            (611)         13,177
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets     (32,443)       (67,974)         (37,914)        (3,231)        (34,008)          8,103
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                       195,483        263,457          169,839        173,070         123,677         115,574
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                            $163,040       $195,483         $131,925       $169,839        $ 89,669        $123,677
------------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------
                                                          DIVERSIFIED
                                                          U.S. STOCK
                                                           FUND (4)
-----------------------------------------------------------------------------
                                                    4/01/02-       4/01/01-
                                                     9/30/02        3/31/02
-----------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                            $    169       $    288
   Capital Gain Distributions Received
     from Affiliated Funds                                --          1,225
   Net Realized Gain (Loss)
     from Investment Transactions                        387         (6,233)
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments                   (39,893)         6,399
-----------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations                       (39,337)         1,679
-----------------------------------------------------------------------------
DIVIDENDS DISTRIBUTED FROM:
   Net Investment Income:
     Class A                                            (257)          (286)
     Class D                                              --             --
     Class I                                              --             --
   Net Realized Gains:
     Class A                                              --         (4,103)
     Class D                                              --         (1,365)
     Class I                                              --             --
-----------------------------------------------------------------------------
   Total Distributions                                  (257)        (5,754)
-----------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   CLASS A:
     Proceeds from Shares Issued                      14,845         46,737
     Reinvestment of Distributions                       248          4,286
     Cost of Shares Redeemed                         (14,986)       (42,270)
-----------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                           107          8,753
-----------------------------------------------------------------------------
   CLASS D:
     Proceeds from Shares Issued                       2,870          8,973
     Reinvestment of Distributions                        --          1,305
     Cost of Shares Redeemed                          (5,661)       (13,996)
-----------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class D Transactions                        (2,791)        (3,718)
-----------------------------------------------------------------------------
   CLASS I:
     Proceeds from Shares Issued                          67             --
     Reinvestment of Distributions                        --             --
     Cost of Shares Redeemed                              --             --
-----------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class I Transactions                            67             --
-----------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions                  (2,617)         5,035
-----------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets             (42,211)           960
-----------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                               141,075        140,115
-----------------------------------------------------------------------------
   END OF PERIOD                                    $ 98,864       $141,075
-----------------------------------------------------------------------------

(1) For Capital Share Transactions see footnote 5 in the Notes to Financial Statements.
(2) Class I shares commenced operations June 28, 2002.
(3) Class I shares commenced operations July 31, 2002.
(4) Class I shares commenced operations September 4, 2002.
Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
10-11       SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2002

FINANCIAL HIGHLIGHTS


For the six months ended September 30, (unless otherwise indicated) (Unaudited) and the periods ended March 31, For a Share Outstanding Throughout the Periods

--------------------------------------------------------------------------------------------------------------------------------



                                      Net Realized
                                               and                Distributions
               Net Asset         Net    Unrealized  Distributions          from                                        Ratio of
                  Value,  Investment         Gains       from Net      Realized   Net Asset              Net Assets    Expenses
               Beginning      Income   (Losses) on     Investment       Capital  Value, End    Total  End of Period  to Average
               of Period       (Loss)   Securities         Income         Gains   of Period  Return+  ($ Thousands)  Net Assets
--------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
   CLASS A
   2002*          $10.75       $0.16       $(0.58)        $(0.16)       $   --      $10.17    (3.95)%      $46,719        0.12%
   2002            10.96        0.36        (0.03)         (0.40)        (0.14)      10.75     3.13         47,222        0.12
   2001            11.74        0.52        (0.41)         (0.54)        (0.35)      10.96     0.92         35,729        0.12
   2000**          11.60        0.49         0.34          (0.54)        (0.15)      11.74     7.53         30,969        0.12
   1999**          11.76        0.56         0.26          (0.45)        (0.53)      11.60     7.22         21,973        0.12
   1998**          10.55        0.50         1.46          (0.44)        (0.31)      11.76    19.16         13,862        0.12

   CLASS D
   2002*          $10.67       $0.10       $(0.56)        $(0.12)       $   --      $10.09    (4.46)%      $11,732        1.12%
   2002            10.88        0.26        (0.04)         (0.29)        (0.14)      10.67     2.11         12,094        1.12
   2001            11.66        0.42        (0.42)         (0.43)        (0.35)      10.88    (0.05)        12,104        1.12
   2000**          11.53        0.37         0.35          (0.44)        (0.15)      11.66     6.47         10,918        1.12
   1999**          11.70        0.40         0.30          (0.34)        (0.53)      11.53     6.19          5,107        1.12
   1998**          10.49        0.38         1.46          (0.32)        (0.31)      11.70    17.90          2,600        1.12

   CLASS I
   2002 (1)       $10.35       $0.10       $(0.21)        $(0.08)       $   --      $10.16    (2.86)%      $   155        0.37%

DIVERSIFIED CONSERVATIVE FUND
   CLASS A
   2002*          $ 9.71       $0.11       $(0.72)        $(0.12)       $   --      $ 8.98    (6.36)%      $44,764        0.12%
   2002            10.16        0.24        (0.13)         (0.26)        (0.30)       9.71     1.11         47,630        0.12
   2001            11.75        0.33        (1.10)         (0.34)        (0.48)      10.16    (6.95)        45,372        0.12
   2000**          11.42        0.34         0.76          (0.53)        (0.24)      11.75    10.05         45,363        0.12
   1999**          11.31        0.50         0.48          (0.29)        (0.58)      11.42     8.92         40,304        0.12
   1998**           9.62        0.33         1.78          (0.27)        (0.15)      11.31    22.35         22,125        0.12

   CLASS D
   2002*          $ 9.66       $0.06       $(0.72)        $(0.06)       $   --      $ 8.94    (6.84)%      $ 9,438        1.12%
   2002            10.11        0.15        (0.14)         (0.16)        (0.30)       9.66     0.06         11,182        1.12
   2001            11.70        0.21        (1.10)         (0.22)        (0.48)      10.11   ((7.91)        17,386        1.12
   2000**          11.37        0.22         0.77          (0.42)        (0.24)      11.70     9.01         15,960        1.12
   1999**          11.27        0.38         0.48          (0.18)        (0.58)      11.37     7.84         12,405        1.12
   1998**           9.58        0.24         1.78          (0.18)        (0.15)      11.27    21.29          5,842        1.12

   CLASS I
   2002 (1)       $ 9.35       $0.09       $(0.41)        $(0.06)       $   --      $ 8.97    (5.57)%      $ 1,767        0.37%

DIVERSIFIED GLOBAL MODERATE GROWTH FUND
   CLASS A
   2002*          $10.39       $0.09       $(1.63)        $(0.09)       $   --      $ 8.76   (14.90)%     $114,798        0.12%
   2002            10.57        0.23        (0.02)         (0.24)        (0.15)      10.39     2.06        142,483        0.12
   2001            13.61        0.32        (2.30)         (0.32)        (0.74)      10.57   (15.19)        94,040        0.12
   2000**          12.14        0.31         1.81          (0.45)        (0.20)      13.61    18.04         58,455        0.12
   1999**          12.49        0.40         0.12          (0.25)        (0.62)      12.14     4.63         24,010        0.12
   1998**          10.15        0.31         2.28          (0.19)        (0.06)      12.49    25.68         13,255        0.12

   CLASS D
   2002*          $10.27       $0.06       $(1.63)        $(0.03)       $   --      $ 8.67   (15.32)%      $ 4,615        1.12%
   2002            10.44        0.16        (0.05)         (0.13)        (0.15)      10.27     1.06          6,975        1.12
   2001            13.47        0.19        (2.28)         (0.20)        (0.74)      10.44   (16.11)         9,213        1.12
   2000**          12.02        0.19         1.79          (0.33)        (0.20)      13.47    16.88          9,348        1.12
   1999**          12.38        0.30         0.10          (0.14)        (0.62)      12.02     3.54          7,142        1.12
   1998**          10.11        0.17         2.28          (0.12)        (0.06)      12.38    24.38          7,001        1.12

   CLASS I
   2002 (1)       $ 9.55       $0.05       $(0.80)        $(0.05)       $   --      $ 8.75   (10.56)%      $   421        0.37%




------------------------------------------------------------------
                                         Ratio of Net
                               Ratio of    Investment
                               Expenses        Income
                             to Average    to Average
               Ratio of Net  Net Assets    Net Assets
                 Investment  (Excluding    (Excluding
                     Income     Waivers       Waivers  Portfolio
                 to Average   and Reim-     and Reim-   Turnover
                 Net Assets  bursement)    bursement)       Rate
------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
   CLASS A
   2002*               2.98%       0.35%         2.75%        12%
   2002                3.43        0.38          3.17         40
   2001                4.68        0.40          4.40         26
   2000**              4.27        0.41          3.98         32
   1999**              4.02        0.45          3.69         63
   1998**              4.37        1.01          3.48         52

   CLASS D
   2002*               1.98%       1.35%         1.75%        12%
   2002                2.45        1.38          2.19         40
   2001                3.68        1.40          3.40         26
   2000**              3.27        1.41          2.98         32
   1999**              2.98        1.45          2.65         63
   1998**              3.35        2.27          2.20         52

   CLASS I
   2002 (1)            2.49%       0.62%         2.24%        12%

DIVERSIFIED CONSERVATIVE FUND
   CLASS A
   2002*               2.24%       0.37%         1.99%        13%
   2002                2.43        0.35          2.20         31
   2001                2.97        0.41          2.68         21
   2000**              2.96        0.45          2.63         27
   1999**              3.42        0.45          3.09         30
   1998**              3.12        0.81          2.43         24

   CLASS D
   2002*               1.25%       1.37%         1.00%        13%
   2002                1.45        1.35          1.22         31
   2001                1.97        1.41          1.68         21
   2000**              1.98        1.45          1.65         27
   1999**              2.41        1.46          2.07         30
   1998**              2.13        1.91          1.34         24

   CLASS I
   2002 (1)            1.70%       0.63%         1.44%        13%

DIVERSIFIED GLOBAL MODERATE GROWTH FUND
   CLASS A
   2002*               1.71%       0.36%         1.47%        26%
   2002                2.35        0.37          2.10         29
   2001                2.61        0.36          2.37         41
   2000**              2.47        0.44          2.15         54
   1999**              2.76        0.49          2.39         34
   1998**              2.66        0.86          1.92         30

   CLASS D
   2002*               0.74%       1.36%         0.50%        26%
   2002                1.35        1.37          1.10         29
   2001                1.64        1.36          1.40         41
   2000**              1.52        1.44          1.20         54
   1999**              1.79        1.49          1.42         34
   1998**              1.72        1.93          0.91         30

   CLASS I
   2002 (1)            1.17%       0.63%         0.91%        26%


--------------------------------------------------------------------------------
12          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2002

--------------------------------------------------------------------------------------------------------------------------------



                                     Net Realized
                                              and                Distributions
               Net Asset         Net   Unrealized  Distributions          from                                        Ratio of
                  Value,  Investment        Gains       from Net      Realized   Net Asset              Net Assets    Expenses
               Beginning      Income  (Losses) on     Investment       Capital  Value, End    Total  End of Period  to Average
               of Period      (Loss)   Securities         Income         Gains   of Period  Return+  ($ Thousands)  Net Assets
--------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED MODERATE GROWTH FUND
   CLASS A
   2002*          $11.21      $ 0.09       $(1.64)        $(0.09)       $   --      $ 9.57   (13.90)%     $138,816        0.12%
   2002            11.75        0.20        (0.15)         (0.22)        (0.37)      11.21     0.43        165,522        0.12
   2001            14.47        0.28        (2.23)         (0.29)        (0.48)      11.75   (13.95)       226,820        0.12
   2000**          13.18        0.28         1.64          (0.35)        (0.28)      14.47    14.99        191,484        0.12
   1999**          13.22        0.32         0.79          (0.23)        (0.92)      13.18     8.87        131,531        0.12
   1998**          10.74        0.29         2.76          (0.25)        (0.32)      13.22    29.08         50,677        0.12

   CLASS D
   2002*          $11.14      $ 0.04       $(1.63)        $(0.03)       $   --      $ 9.52   (14.27)%     $ 22,195        1.12%
   2002            11.68        0.10        (0.17)         (0.10)        (0.37)      11.14    (0.64)        29,961        1.12
   2001            14.38        0.15        (2.21)         (0.16)        (0.48)      11.68   (14.75)        36,637        1.12
   2000**          13.10        0.15         1.64          (0.23)        (0.28)      14.38    14.00         39,513        1.12
   1999**          13.16        0.26         0.72          (0.12)        (0.92)      13.10     7.71         27,537        1.12
   1998**          10.67        0.18         2.76          (0.13)        (0.32)      13.16    27.99          8,935        1.12

   CLASS I
   2002 (1)       $10.39      $ 0.05       $(0.82)        $(0.05)       $   --      $ 9.57   (10.16)%      $ 2,029        0.37%

DIVERSIFIED GLOBAL GROWTH FUND
   CLASS A
   2002*          $11.05      $ 0.05       $(2.38)        $(0.05)       $   --      $ 8.67   (21.13)%     $115,080        0.12%
   2002            11.49        0.15        (0.02)         (0.16)        (0.41)      11.05     1.17        148,169        0.12
   2001            15.42        0.22        (3.43)         (0.22)        (0.50)      11.49   (21.41)       145,719        0.12
   2000**          13.22        0.20         2.84          (0.33)        (0.51)      15.42    23.66        125,893        0.12
   1999**          13.64        0.29         0.27          (0.14)        (0.84)      13.22     4.63         78,798        0.12
   1998**          10.91        0.22         3.04          (0.19)        (0.34)      13.64    30.38         57,012        0.12

   CLASS D
   2002*          $10.97      $   --       $(2.36)        $   --        $   --      $ 8.61   (21.51)%     $ 15,934        1.12%
   2002            11.41        0.03        (0.02)         (0.04)        (0.41)      10.97     0.09         21,670        1.12
   2001            15.31        0.08        (3.40)         (0.08)        (0.50)      11.41   (22.14)        27,351        1.12
   2000**          13.14        0.05         2.82          (0.19)        (0.51)      15.31    22.39         32,910        1.12
   1999**          13.59        0.14         0.28          (0.03)        (0.84)      13.14     3.50         18,979        1.12
   1998**          10.87        0.10         3.04          (0.08)        (0.34)      13.59    29.22         13,949        1.12

   CLASS I
   2002 (2)       $ 9.20      $   --       $(0.53)        $   --        $   --      $ 8.67    (7.57)%     $    911        0.37%

DIVERSIFIED GLOBAL STOCK FUND
   CLASS A
   2002*          $10.20      $ 0.01       $(2.74)        $(0.02)       $   --      $ 7.45   (26.84)%     $ 83,983        0.12%
   2002            10.58        0.04        (0.04)         (0.03)        (0.35)      10.20     0.05        115,692        0.12
   2001            16.00        0.06        (4.23)         (0.06)        (1.19)      10.58   (27.19)       104,455        0.12
   2000**          12.80        0.05         3.60          (0.13)        (0.32)      16.00    28.98         85,672        0.12
   1999**          13.28        0.12         0.36          (0.03)        (0.93)      12.80     4.22         37,987        0.12
   1998**          10.04        0.15         3.31          (0.09)        (0.13)      13.28    34.70         19,730        0.12

   CLASS D
   2002*          $ 9.80      $(0.10)      $(2.56)        $   --        $   --      $ 7.14   (27.14)%     $  5,552        1.12%
   2002            10.25       (0.06)       (0.04)            --         (0.35)       9.80    (1.06)         7,985        1.12
   2001            15.64       (0.04)       (4.16)            --         (1.19)      10.25   (27.91)        11,119        1.12
   2000**          12.59       (0.09)        3.52          (0.06)        (0.32)      15.64    27.58         14,046        1.12
   1999**          13.16        0.03         0.33             --         (0.93)      12.59     3.23          6,264        1.12
   1998**          10.01        0.01         3.31          (0.04)        (0.13)      13.16    33.38          2,910        1.12

   CLASS I
   2002 (2)       $ 8.09      $   --       $(0.64)        $   --        $   --      $ 7.45   (10.24)%     $    134        0.37%



---------------------------------------------------------------
                                      Ratio of Net
                            Ratio of    Investment
                            Expenses Income (Loss)
            Ratio of Net  to Average    to Average
              Investment  Net Assets    Net Assets
                  Income  (Excluding    (Excluding
                  (Loss)     Waivers       Waivers  Portfolio
              to Average   and Reim-     and Reim-   Turnover
              Net Assets  bursement)    bursement)       Rate
---------------------------------------------------------------
DIVERSIFIED MODERATE GROWTH FUND
   CLASS A
   2002*            1.61%       0.38%         1.35%        10%
   2002             1.78        0.38          1.52         22
   2001             2.15        0.38          1.89         19
   2000**           2.08        0.38          1.82         16
   1999**           2.41        0.50          2.03         22
   1998**           2.39        0.74          1.77         20

   CLASS D
   2002*            0.61%       1.38%         0.35%        10%
   2002             0.77        1.38          0.51         22
   2001             1.17        1.38          0.91         19
   2000**           1.10        1.38          0.84         16
   1999**           1.40        1.48          1.04         22
   1998**           1.37        1.80          0.69         20

   CLASS I
   2002 (1)         1.03%       0.64%         0.76%        10%

DIVERSIFIED GLOBAL GROWTH FUND
   CLASS A
   2002*            1.00%       0.37%         0.75%        22%
   2002             1.32        0.36          1.08         31
   2001             1.53        0.38          1.27         14
   2000**           1.40        0.45          1.07         17
   1999**           1.66        0.50          1.28         18
   1998**           1.76        0.72          1.16         15

   CLASS D
   2002*            0.00%       1.37%        (0.25)%       22%
   2002             0.34        1.36          0.10         31
   2001             0.55        1.38          0.29         14
   2000**           0.39        1.45          0.06         17
   1999**           0.49        1.50          0.11         18
   1998**           0.72        1.76          0.08         15

   CLASS I
   2002 (2)         0.41%       0.64%         0.14%        22%

DIVERSIFIED GLOBAL STOCK FUND
   CLASS A
   2002*            0.30%       0.37%         0.05%        48%
   2002             0.36        0.39          0.09         36
   2001             0.46        0.36          0.22         46
   2000**           0.35        0.37          0.10         13
   1999**           0.58        0.50          0.20         30
   1998**           0.85        1.13         (0.16)        10

   CLASS D
   2002*           (0.70)%      1.37%        (0.95)%       48%
   2002            (0.60)       1.39         (0.87)        36
   2001            (0.52)       1.36         (0.76)        46
   2000**          (0.64)       1.37         (0.89)        13
   1999**          (0.56)       1.50         (0.94)        30
   1998**          (0.07)       2.52         (1.47)        10

   CLASS I
   2002 (2)        (0.36)%      0.65%        (0.64)%       48%



--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2002          13

FINANCIAL HIGHLIGHTS


For the six months ended September 30, (unless otherwise indicated) (Unaudited) and the periods ended March 31, For a Share Outstanding Throughout the Periods

--------------------------------------------------------------------------------------------------------------------------------



                                      Net Realized
                                               and                Distributions
               Net Asset         Net    Unrealized  Distributions          from                                        Ratio of
                  Value,  Investment         Gains       from Net      Realized   Net Asset              Net Assets    Expenses
               Beginning      Income   (Losses) on     Investment       Capital  Value, End    Total  End of Period  to Average
               of Period      (Loss)    Securities         Income         Gains   of Period  Return+  ($ Thousands)  Net Assets
--------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED U.S. STOCK FUND
   CLASS A
   2002*          $12.84      $ 0.03       $(3.64)        $(0.03)       $   --      $ 9.20   (28.17)%     $ 79,198        0.12%
   2002            13.23        0.07         0.09          (0.04)        (0.51)      12.84     1.16        110,391        0.12
   2001            18.58        0.09        (4.55)         (0.08)        (0.81)      13.23   (24.74)       104,377        0.12
   2000**          15.70        0.07         3.35          (0.12)        (0.42)      18.58    22.15        105,229        0.12
   1999**          16.03        0.09         1.25          (0.03)        (1.64)      15.70     9.33         60,766        0.12
   1998**          11.38        0.08         5.53          (0.05)        (0.91)      16.03    50.40         25,357        0.12

   CLASS D
   2002*          $12.30      $(0.06)      $(3.45)        $   --        $   --      $ 8.79   (28.54)%     $ 19,604        1.12%
   2002            12.80       (0.08)        0.09             --         (0.51)      12.30     0.03         30,684        1.12
   2001            18.09       (0.05)       (4.43)            --         (0.81)      12.80   (25.45)        35,737        1.12
   2000**          15.36       (0.09)        3.27          (0.03)        (0.42)      18.09    20.98         46,744        1.12
   1999**          15.83        0.03         1.14             --         (1.64)      15.36     8.18         24,267        1.12
   1998**          11.32       (0.11)        5.53             --         (0.91)      15.83    48.86         13,794        1.12

   CLASS I
   2002 (3)       $ 9.85      $   --       $(0.65)        $   --        $   --      $ 9.20    (8.28)%     $     62        0.37%



---------------------------------------------------------------
                                      Ratio of Net
                            Ratio of    Investment
                            Expenses        Income
                          to Average    to Average
            Ratio of Net  Net Assets    Net Assets
              Investment  (Excluding    (Excluding
                  Income     Waivers       Waivers  Portfolio
              to Average   and Reim-     and Reim-   Turnover
              Net Assets  bursement)    bursement)       Rate
---------------------------------------------------------------
DIVERSIFIED U.S. STOCK FUND
   CLASS A
   2002*            0.49%       0.37%      0.24%          7%
   2002             0.45        0.35       0.22          35
   2001             0.53        0.39       0.26          19
   2000**           0.43        0.41       0.14          12
   1999**           0.48        0.49       0.11          30
   1998**           0.57        0.80      (0.11)         21

   CLASS D
   2002*           (0.50)%      1.37%     (0.75)%         7%
   2002            (0.54)       1.35      (0.77)         35
   2001            (0.43)       1.39      (0.70)         19
   2000**          (0.56)       1.41      (0.85)         12
   1999**          (0.53)       1.50      (0.91)         30
   1998**          (0.42)       1.82      (1.12)         21

   CLASS I
   2002 (3)        (0.37)%      0.65%     (0.65)%         7%

(1) Commenced operations June 28, 2002. All ratios, excluding total return, have been annualized.
(2) Commenced operations July 31, 2002. All ratios, excluding total return, have been annualized.
(3) Commenced operations September 4, 2002. All ratios, excluding total return, have been annualized.
 + Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
 * For the six month period ended September 30, 2002. All ratios, excluding total return, have been annualized.
**  Per share calculations were performed using average shares for each period.

Amounts designated as "--" are zero or have been rounded to zero.
The accompanying notes are an integral part of the financial statements.






--------------------------------------------------------------------------------
14          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2002

NOTES TO FINANCIAL STATEMENTS (Unaudited)



1. ORGANIZATION
SEI Asset Allocation Trust, (the "Trust") is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with seven diversified Funds: Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund and Diversified U.S. Stock Fund. Each Fund offers shareholders the opportunity to invest in certain underlying Funds, which are separately-managed series of the following investment companies: SEI Institutional Managed Trust, SEI Institutional International Trust, and SEI Liquid Asset Trust. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund, Class A Shares, Class D Shares, and Class I Shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Trust's prospectus provides a description of each Fund's investment objectives, policies and strategies.


2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Funds.

SECURITY VALUATION -- The assets of each Fund consist primarily of the investments in the underlying Funds, which are valued at their respective daily net asset values.

FEDERAL INCOME TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is required in the accompanying financial statements.

SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

CLASSES -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders periodically for each Fund. Any net realized capital gain for each Fund is distributed to shareholders at least annually.

USES OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.


3. INVESTMENT ADVISORY, MANAGEMENT, DISTRIBUTION AND SHAREHOLDER SERVICING AGREEMENTS
Under the Investment Advisory Agreement with the Trust, SEI Investments Management Corporation ("SIMC" or the "Adviser") acts as the investment adviser to each Fund. For its investment advisory services to the Trust, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .10% of each Fund's average daily net assets.

Under the Administration Agreement with the Trust, SEI Investments Global Fund Services (the "Manager") provides the Trust with overall management services and shareholder servicing. For its services, the Manager is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .20% of the average daily net assets of each Fund. The Manager has voluntarily agreed to waive all or a portion of its fees and to reimburse the Funds so that the total annual expenses of each fund will not exceed the expense limitations adopted by the Manager. These waivers and reimbursements may be terminated by the Manager at any time at their sole discretion.

SEI Investments Distribution Company (the "Distributor"), a wholly-owned subsidiary of SEI Investments, serves as each Fund's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust. The Trustees of the Trust have adopted a distribution and service plan for the Trust's Class D shares (the "Class D Plan") pursuant to Rule 12b-1 under the 1940 Act. The Class D Plan






--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2002          15
provides for payments to the distributor for distribution-related services at an annual rate of .75% of each Fund's average daily net assets attributable to Class D Shares. In addition, each Fund pays the Distributor a fee in connection with the ongoing servicing of shareholder accounts owning such Class D Shares, calculated and payable monthly, at an annual rate of .25% of the value of the average daily net assets attributable to Class D Shares of the Fund. The Trust has also adopted an administrative servicing plan ("Administrative Service Plan") for the Class I shares for which the Trust may charge up to 0.25% of the daily net assets of the Funds. Under the Administrative Service Plan, the Distributor may perform, or may compensate other service providers for performing various administrative services.

4. TRANSACTIONS WITH AFFILIATES
Certain officers of the Trust are also officers of the Manager and Adviser. The Trust pays each unaffiliated Trustee an annual fee for attending quarterly, interim and committee meetings. Compensation of affiliated officers and Trustees of the Trust is paid by the Manager.

--------------------------------------------------------------------------------
5. CAPITAL SHARE TRANSACTIONS
Capital Share Transactions for the funds were as follows:

For the six months ended September 30, 2002 (unless otherwise indicated) (Unaudited) and the year ended March 31, 2002

-----------------------------------------------------------------------------------------------------------------------------
                                    DIVERSIFIED             DIVERSIFIED         DIVERSIFIED GLOBAL           DIVERSIFIED
                                CONSERVATIVE INCOME         CONSERVATIVE          MODERATE GROWTH          MODERATE GROWTH
                                      FUND (1)                FUND (1)               FUND (1)                 FUND (1)
-----------------------------------------------------------------------------------------------------------------------------
                               4/01/02-    4/01/01-     4/01/02-    4/01/01-    4/01/02-   4/01/01-     4/01/02-     4/01/01-
                                9/30/02     3/31/02      9/30/02     3/31/02     9/30/02    3/31/02      9/30/02      3/31/02
-----------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
     Shares Issued                902        3,065       1,037        2,276       4,944      8,993        2,105       4,996
     Shares Issued in Lieu
       of Cash Distributions       65          181          59          268         124        461          123         913
     Shares Redeemed             (764)      (2,114)     (1,016)      (2,104)     (5,674)    (4,639)      (2,491)    (10,445)
-----------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions     203        1,132          80          440        (606)     4,815         (263)     (4,536)
-----------------------------------------------------------------------------------------------------------------------------
   CLASS D:
     Shares Issued                169          473         152          345         176        256          328         763
     Shares Issued in Lieu
       of Cash Distributions       11           44           7           75           1         23            8         118
     Shares Redeemed             (151)        (496)       (260)        (983)       (324)      (482)        (692)     (1,329)
-----------------------------------------------------------------------------------------------------------------------------
   Total Class D Transactions      29           21        (101)        (563)       (147)      (203)        (356)       (448)
-----------------------------------------------------------------------------------------------------------------------------
   CLASS I:
     Shares Issued                 16           --         309           --          50         --          221          --
     Shares Issued in Lieu
       of Cash Distributions       --           --          --           --          --         --           --          --
     Shares Redeemed               (1)          --        (112)          --          (2)        --           (9)         --
-----------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions      15           --         197           --          48         --          212          --
-----------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in
     Capital Shares               247        1,153         176         (123)        (705)     4,612         (407)     (4,984)
-----------------------------------------------------------------------------------------------------------------------------

(1) Class I shares commenced operations June 28, 2002.
(2) Class I shares commenced operations July 31, 2002.
(3) Class I shares commenced operations September 4, 2002.
Amounts designated as "--" are zero or have been rounded to zero.

--------------------------------------------------------------------------------
16          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2002

5. CAPITAL SHARE TRANSACTIONS (CONCLUDED)
Capital Share Transactions for the funds were as follows:

For the six months ended September 30, 2002 (unless otherwise indicated) (Unaudited) and the year ended March 31, 2002

---------------------------------------------------------------------------------------------------------------------------
                                                 DIVERSIFIED                  DIVERSIFIED                DIVERSIFIED
                                                GLOBAL GROWTH                GLOBAL STOCK                U.S. STOCK
                                                  FUND (2)                     FUND (2)                   FUND (3)
---------------------------------------------------------------------------------------------------------------------------
                                           4/01/02-      4/01/01-      4/01/02-      4/01/01-      4/01/02-       4/01/01-
                                            9/30/02       3/31/02       9/30/02       3/31/02       9/30/02        3/31/02
---------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
     Shares Issued                            4,662        6,296          8,356        6,382          1,339         3,571
     Shares Issued in Lieu
       of Cash Distributions                     68          692             19          416             21           329
     Shares Redeemed                         (4,872)      (6,252)        (8,453)      (5,324)        (1,348)       (3,192)
---------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                  (142)         736            (78)       1,474             12           708
---------------------------------------------------------------------------------------------------------------------------
   CLASS D:
     Shares Issued                              198          569            149          507            267           714
     Shares Issued in Lieu
       of Cash Distributions                     --           96             --           38             --           104
     Shares Redeemed                           (323)      (1,087)          (186)        (814)          (531)       (1,116)
---------------------------------------------------------------------------------------------------------------------------
   Total Class D Transactions                  (125)        (422)           (37)        (269)          (264)         (298)
---------------------------------------------------------------------------------------------------------------------------
   CLASS I:
     Shares Issued                              123           --             21           --              7            --
     Shares Issued in Lieu
       of Cash Distributions                     --           --             --           --             --            --
     Shares Redeemed                            (18)          --             (3)          --             --            --
---------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                   105           --             18           --              7            --
---------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in
     Capital Shares                            (162)         314            (97)       1,205           (245)          410
---------------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2002          17

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)



6. INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities during the six months ended September 30, 2002, were as follows:


--------------------------------------------------------------
                                                       Total
Fund                                                   (000)
--------------------------------------------------------------
Diversified Conservative Income Fund
PURCHASES                                            $ 7,386
SALES                                                  5,524

Diversified Conservative Fund
PURCHASES                                              7,341
SALES                                                  8,877

Diversified Global Moderate Growth Fund
PURCHASES                                             34,737
SALES                                                 42,740

Diversified Moderate Growth Fund
PURCHASES                                             17,839
SALES                                                 21,129

Diversified Global Growth Fund
PURCHASES                                             33,766
SALES                                                 35,375

Diversified Global Stock Fund
PURCHASES                                             53,598
SALES                                                 52,274

Diversified U.S. Stock Fund
PURCHASES                                              8,011
SALES                                                 10,634

7. FEDERAL TAX INFORMATION
RECLASSIFICATION OF COMPONENTS OF NET ASSETS - The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. At March 31, 2002, the following permanent differences, primary attributable to the classification of short-term capital gains and ordinary income for tax purposes, have been reclassified to/from the following accounts:


----------------------------------------------------------------
                          Undistributed  Accumulated
                         Net Investment     Realized     Paid-in
                          Income/(Loss)  Gain/(Loss)     Capital
Fund                              (000)        (000)       (000)
----------------------------------------------------------------
Diversified Moderate Growth Fund   $(1)           $1         $--
Diversified Global Growth Fund      (1)            1          --
Diversified Global Stock Fund       (2)            2          --


At September 30, 2002, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were different from amounts reported for financial reporting purposes. These differences were primarily attributable to wash sales. The aggregate gross unrealized appreciation and depreciation on investment securities for Federal income tax purposes, at September 30, 2002, for each Fund was as follows:


------------------------------------------------------------------------
                                                                   Net
                                Unrealized    Unrealized    Unrealized
                     Federal  Appreciation  Depreciation  Depreciation
Fund                Tax Cost         (000)          (000)        (000)
------------------------------------------------------------------------
Diversified Conservative
    Income Fund      $65,147        $1,158      $ (7,091)    $ (5,933)
Diversified Conservative
    Fund              67,264           804       (11,652)     (10,848)
Diversified Global
    Moderate Growth
    Fund             159,557           688       (40,132)     (39,444)
Diversified Moderate
    Growth Fund      216,414         2,842       (54,972)     (52,130)
Diversified Global
    Growth Fund      197,145           784       (65,788)     (65,004)
Diversified Global
    Stock Fund       158,492            --       (66,523)     (66,523)
Diversified U.S.
    Stock Fund       165,152            --       (66,082)     (66,082)


The Funds had capital loss carryforwards and post October losses at March 31, 2002 as follows (000):

----------------------------------------------------------------
                                                            Post
                                  Years   Capital Loss   October
Fund                           Expiring     Carryovers    Losses
----------------------------------------------------------------
Diversified Conservative
   Income Fund                     2010         $  320   $   120
Diversified Conservative Fund      2010             50       810
Diversified Global Moderate
    Growth Fund                    2010            786      1273
Diversified Moderate Growth Fund   2010          2,392    15,387
Diversified Global Growth Fund     2010          2,073     2,674
Diversified Global Stock Fund      2010          2,043     2,500
Diversified U.S. Stock Fund        2010          1,718        --

For tax purposes, the losses in a Fund can be carried forward for a maximum of eight years to offset any net realized capital gains.

Post-October losses represent losses realized on investments from November 1, 2001 through March 31, 2002 that, in accordance with the Federal income tax regulations the Fund has elected to defer and treat as having arisen in the following fiscal year.





--------------------------------------------------------------------------------
18          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2002

NOTES

NOTES

SEI ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT SEPTEMBER 30, 2002




Robert A. Nesher, CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco


OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

James R. Foggo
CONTROLLER AND CHIEF FINANCIAL OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Lydia Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY

Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY

Robert S. Ludwig
VICE PRESIDENT, ASSISTANT SECRETARY

Sherry K. Vetterlein
VICE PRESIDENT, ASSISTANT SECRETARY

William E. Zitelli
VICE PRESIDENT, ASSISTANT SECRETARY

Christine McCullough
VICE PRESIDENT, ASSISTANT SECRETARY

John C. Munch
VICE PRESIDENT, ASSISTANT SECRETARY


INVESTMENT ADVISER
SEI Investments Management Corporation

MANAGER
SEI Investments Global Fund Services

DISTRIBUTOR AND SHAREHOLDER SERVICING AGENT
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation
(FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

[GRAPHIC OMITTED]




SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)



SEI-F-118 (9/02)